CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE (LOSS) INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Currency translation adjustment, tax	$ 0.9	$ (0.7)	$ 3.2	$ 0.7	$ 1.0	$ 1.8	$ 0
Amortization of pension related costs, tax benefit	(0.2)	(0.2)	(0.9)	(0.7)	(1.0)	(2.0)	0
Pension re-measurement, tax					$ 7.2	$ 30.1	$ 0